Trade and Other Payables - Summary of Components of Trade and Other Payables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Trade and other current payables [line items]
Trade and other payables	¥ 112,951	¥ 121,931
Trade payables [member]
Trade and other current payables [line items]
Trade and other payables	68,758	73,945
Accrued expenses [member]
Trade and other current payables [line items]
Trade and other payables	17,855	18,293
Other payables [member]
Trade and other current payables [line items]
Trade and other payables	18,279	12,484
Other payables - equipment [member]
Trade and other current payables [line items]
Trade and other payables	¥ 8,059	¥ 17,209